AMOUNTS DUE TO RELATED PARTIES (Details Narrative) - Dec. 30, 2022 $ in Millions, $ in Millions	USD ($)	SGD ($)
Ms. Liao [Member] | SKK Works Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividends	$ 4.9	$ 6.8
Mr. Ng [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividends	4.9	6.8
Mr. Ng [Member] | SKK Works Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividends	$ 4.9	$ 6.8